UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04670

Deutsche Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 5/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of May 31, 2017 (Unaudited)

Deutsche Global Growth Fund

	Shares	Value ($)
Common Stocks 98.2%
Australia 1.0%
Australia & New Zealand Banking Group Ltd. (Cost $6,760,290)	300,000	6,243,851
Canada 6.2%
Agnico-Eagle Mines Ltd. (a)	235,000	11,358,145
Alimentation Couche-Tard, Inc. "B"	150,000	6,937,854
Brookfield Asset Management, Inc. "A"	332,000	12,568,738
Toronto-Dominion Bank	142,000	6,769,663
Trisura Group Ltd.*	1,953	29,811
(Cost $28,403,881)		37,664,211
China 2.7%
Alibaba Group Holding Ltd. (ADR)*	52,000	6,367,920
Minth Group Ltd.	904,633	3,680,036
Tencent Holdings Ltd.	190,000	6,524,694
(Cost $11,742,339)		16,572,650
Finland 1.1%
Cramo Oyj	64,000	1,864,221
Sampo Oyj "A"	94,000	4,776,054
(Cost $5,929,343)		6,640,275
France 0.7%
LVMH Moet Hennessy Louis Vuitton SE (Cost $2,936,917)	16,000	4,082,701
Germany 5.3%
Allianz SE (Registered)	35,100	6,738,512
BASF SE	35,000	3,296,357
Continental AG	22,000	4,893,310
Fresenius Medical Care AG & Co. KGaA	100,000	9,566,443
Siemens AG (Registered)	55,000	7,849,685
(Cost $26,375,834)		32,344,307
Hong Kong 1.2%
AIA Group Ltd.	520,000	3,686,855
Techtronic Industries Co., Ltd.	782,501	3,700,350
(Cost $4,823,633)		7,387,205
Indonesia 0.7%
PT Arwana Citramulia Tbk	36,056,292	1,147,738
PT Bank Rakyat Indonesia Persero Tbk	3,000,000	3,260,135
(Cost $5,232,078)		4,407,873
Ireland 1.3%
Avadel Pharmaceuticals PLC (ADR)*	200,000	1,974,000
Kerry Group PLC "A"	70,000	6,179,882
(Cost $7,802,047)		8,153,882
Japan 3.2%
Bandai Namco Holdings, Inc.	100,000	3,571,106
FANUC Corp.	16,000	3,145,102
Hoya Corp.	125,000	6,155,756
MISUMI Group, Inc.	154,989	3,498,623
Murata Manufacturing Co., Ltd.	25,000	3,465,011
(Cost $15,874,951)		19,835,598
Korea 0.4%
Vieworks Co., Ltd. (Cost $2,741,842)	50,000	2,599,143
Luxembourg 1.1%
Eurofins Scientific (Cost $2,964,411)	13,000	6,903,824
Malaysia 0.4%
IHH Healthcare Bhd. (Cost $1,705,827)	1,600,000	2,164,486
Netherlands 1.5%
Core Laboratories NV	26,600	2,719,584
ING Groep NV	385,000	6,439,769
(Cost $7,967,094)		9,159,353
Norway 0.4%
Marine Harvest ASA* (Cost $1,730,463)	150,000	2,627,437
Philippines 0.3%
Universal Robina Corp. (Cost $2,671,295)	570,000	1,855,148
Singapore 2.0%
Broadcom Ltd. (Cost $8,654,705)	50,000	11,974,000
Sweden 2.8%
Assa Abloy AB "B"	314,000	7,052,121
Nobina AB 144A	568,411	3,596,958
Svenska Cellulosa AB "B"	192,000	6,775,249
(Cost $13,206,426)		17,424,328
Switzerland 6.2%
Lonza Group AG (Registered)*	42,428	8,787,421
Nestle SA (Registered)	142,000	12,117,392
Novartis AG (Registered)	90,000	7,368,747
Roche Holding AG (Genusschein)	35,000	9,605,080
(Cost $31,398,152)		37,878,640
Taiwan 1.1%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $5,929,269)	975,000	6,580,172
United Kingdom 5.3%
Aon PLC	90,000	11,781,900
Clinigen Healthcare Ltd.	172,682	1,980,181
Compass Group PLC	260,000	5,594,452
Halma PLC	232,000	3,425,629
Reckitt Benckiser Group PLC	96,000	9,818,612
(Cost $25,651,832)		32,600,774
United States 53.3%
A.O. Smith Corp.	85,000	4,663,950
Acadia Healthcare Co., Inc.* (a)	100,000	4,134,000
Activision Blizzard, Inc.	150,000	8,787,000
Allergan PLC	33,000	7,383,750
Alliance Data Systems Corp.	20,000	4,822,600
Alphabet, Inc. "A"*	17,800	17,570,202
Ameriprise Financial, Inc.	35,000	4,227,650
AMETEK, Inc.	150,000	9,153,000
Amgen, Inc.	18,000	2,794,320
Amphenol Corp. "A"	147,000	10,966,200
Apple, Inc.	87,000	13,290,120
Becton, Dickinson & Co.	33,000	6,244,590
Biogen, Inc.*	20,000	4,955,400
Celgene Corp.*	90,000	10,296,900
Citigroup, Inc.	116,000	7,022,640
Colgate-Palmolive Co.	40,000	3,054,400
Costco Wholesale Corp.	35,000	6,315,050
Danaher Corp.	77,000	6,540,380
Ecolab, Inc.	50,000	6,642,000
EOG Resources, Inc.	45,000	4,063,950
EPAM Systems, Inc.*	50,000	4,194,000
Facebook, Inc. "A"*	62,000	9,390,520
Fiserv, Inc.*	53,000	6,639,840
General Electric Co.	205,000	5,612,900
Home Depot, Inc.	45,000	6,907,950
Jack in the Box, Inc.	45,000	4,796,100
JPMorgan Chase & Co.	111,000	9,118,650
L Brands, Inc.	60,000	3,096,000
Marsh & McLennan Companies, Inc.	90,000	6,980,400
Mastercard, Inc. "A"	76,000	9,338,880
Mead Johnson Nutrition Co.	55,000	4,918,100
Microsoft Corp.	75,000	5,238,000
NIKE, Inc. "B"	74,000	3,921,260
NVIDIA Corp.	30,080	4,342,048
Praxair, Inc.	25,000	3,307,250
Progressive Corp.	240,000	10,183,200
QUALCOMM, Inc.	53,000	3,035,310
Retrophin, Inc.*	160,657	2,546,414
S&P Global, Inc.	75,000	10,710,750
Schlumberger Ltd.	40,000	2,783,600
T-Mobile U.S., Inc.*	95,000	6,404,900
The Priceline Group, Inc.*	4,849	9,102,009
Thermo Fisher Scientific, Inc.	55,000	9,503,450
Time Warner, Inc.	58,600	5,830,114
TJX Companies, Inc.	90,000	6,768,900
TriState Capital Holdings, Inc.*	77,000	1,786,400
Union Pacific Corp.	28,000	3,088,400
United Technologies Corp.	55,000	6,670,400
Wabtec Corp. (a)	38,000	3,106,500
Wells Fargo & Co.	75,000	3,835,500
Zoetis, Inc.	165,000	10,276,200
(Cost $263,265,158)		326,362,047
Total Common Stocks (Cost $483,767,787)		601,461,905
Preferred Stock 0.6%
Germany
Draegerwerk AG & Co. KGaA (Cost $2,400,500)	33,000	3,868,310
Convertible Preferred Stock 0.1%
United States
Providence Service Corp. 5.5% (Cost $572,300)	5,723	670,745
Warrants 0.0%
France
Parrot SA Expiration Date 12/15/2022*	39,109	8,716
Parrot SA Expiration Date 12/22/2022*	39,109	9,818
Total Warrants (Cost $0)		18,534
Other Investments 0.2%
Brazil
Companhia Vale do Rio Doce (Cost $0)	389,000	1,139,609
Securities Lending Collateral 1.8%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.74% (b) (c) (Cost $11,054,508)	11,054,508	11,054,508
Cash Equivalents 0.6%
Deutsche Central Cash Management Government Fund, 0.85% (c) (Cost $3,581,757)	3,581,757	3,581,757
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $501,376,852) †	101.5	621,795,368
Other Assets and Liabilities, Net	(1.5)	(9,290,200)
Net Assets	100.0	612,505,168

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $504,549,578. At May 31, 2017, net unrealized appreciation for all securities based on tax cost was $117,245,790. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $129,936,919 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $12,691,129.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at May 31, 2017 amounted to $10,720,177, which is 1.8% of net assets.
(b)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
At May 31, 2017 the Deutsche Global Growth Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks, Preferred Stock, Convertible Preferred Stock, Warrants & Other Investments
Information Technology	135,970,680	22%
Health Care	126,319,540	21%
Financials	116,160,478	19%
Consumer Discretionary	65,944,288	11%
Consumer Staples	60,599,124	10%
Industrials	60,449,598	10%
Materials	25,743,361	4%
Energy	9,567,134	2%
Telecommunication Services	6,404,900	1%
Total	607,159,103	100%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$6,243,851	$—	$—	$6,243,851
Canada	37,664,211	—	—	37,664,211
China	16,572,650	—	—	16,572,650
Finland	6,640,275	—	—	6,640,275
France	4,082,701	—	—	4,082,701
Germany	32,344,307	—	—	32,344,307
Hong Kong	7,387,205	—	—	7,387,205
Indonesia	4,407,873	—	—	4,407,873
Ireland	8,153,882	—	—	8,153,882
Japan	19,835,598	—	—	19,835,598
Korea	2,599,143	—	—	2,599,143
Luxembourg	6,903,824	—	—	6,903,824
Malaysia	2,164,486	—	—	2,164,486
Netherlands	9,159,353	—	—	9,159,353
Norway	2,627,437	—	—	2,627,437
Philippines	1,855,148	—	—	1,855,148
Singapore	11,974,000	—	—	11,974,000
Sweden	17,424,328	—	—	17,424,328
Switzerland	37,878,640	—	—	37,878,640
Taiwan	6,580,172	—	—	6,580,172
United Kingdom	32,600,774	—	—	32,600,774
United States	326,362,047	—	—	326,362,047
Preferred Stock	3,868,310	—	—	3,868,310
Convertible Preferred Stock	—	—	670,745	670,745
Warrants	—	—	18,534	18,534
Other Investments	1,139,609	—	—	1,139,609
Short-Term Investments (d)	14,636,265	—	—	14,636,265
Total	$621,106,089	$—	$689,279	$621,795,368

As a result of the fair valuation model utilized by the Fund, certain international securities transferred from Level 2 to Level 1. During the period ended May 31, 2017, the amount of the transfers between Level 2 and Level 1 was $2,575,109.

Transfers between price levels are recognized at the beginning of the reporting period.
(d)	See Investment Portfolio for additional detailed categorizations.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Common Stocks	Convertible Preferred Stock	Warrants	Total
Balance as of August 31, 2016	$6,215,826	$676,342	$17,284	$6,909,452
Realized gain (loss)	813,136	—	—	813,136
Change in unrealized appreciation (depreciation)	(1,292,197)	(577,897)	1,250	(1,868,844)
Amortization premium/discount	—	—	—	—
Purchases	—	572,300	—	572,300
(Sales)	(5,736,765)	—	—	(5,736,765)
Transfers into Level 3	—	—	—	—
Transfers (out) of Level 3	—	—	—	—
Balance as of May 31, 2017	$—	$670,745	$18,534	$689,279
Net change in unrealized appreciation (depreciation) from investments still held at May 31, 2017	$—	$(577,897)	$1,250	$(576,647)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global Growth Fund, a series of Deutsche Global/International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 21, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 21, 2017